American Mutual Fund®

Summary prospectus January 1, 2012 (as supplemented April 1, 2012)	Class	Ticker
	A B C F-1 F-2 529-A 529-B 529-C 529-E 529-F-1 R-1 R-2 R-3 R-4 R-5 R-6	AMRMX AMFBX AMFCX AMFFX AMRFX CMLAX CMLBX CMLCX CMLEX CMLFX RMFAX RMFBX RMFCX RMFEX RMFFX RMFGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated January 1, 2012 (as supplemented April 1, 2012), are incorporated by reference into this summary prospectus.

 Investment objectives
The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

 Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.25	none	0.21	1.00	1.00
Other expenses	0.13	0.13	0.17	0.15	0.16	0.23	0.24	0.24
Total annual fund operating expenses	0.62	1.39	1.43	0.66	0.42	0.70	1.50	1.50

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.22	0.23	0.17	0.44	0.21	0.16	0.11	0.06
Total annual fund operating expenses	0.98	0.49	1.43	1.45	0.97	0.67	0.37	0.32

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$635	$762	$ 901	$1,305
B	642	840	961	1,458
C	246	452	782	1,713
F-1	67	211	368	822
F-2	43	135	235	530
529-A	662	825	1,001	1,501
529-B	672	913	1,076	1,676
529-C	272	513	876	1,890
529-E	120	351	600	1,305
529-F-1	70	197	333	723
R-1	146	452	782	1,713
R-2	148	459	792	1,735
R-3	99	309	536	1,190
R-4	68	214	373	835
R-5	38	119	208	468
R-6	33	103	180	406
For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$142	$440	$761	$1,458
C	146	452	782	1,713
529-B	172	513	876	1,676
529-C	172	513	876	1,890

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

 Principal investment strategies
The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The fund invests primarily in securities of issuers domiciled in the United States and Canada.

The fund’s equity investments are limited to securities of companies that are included on its eligible list. In light of the fund’s investment objectives and policies, securities are added to, or deleted from, the eligible list by the fund’s board of trustees after reviewing and acting upon the recommendations of the fund’s investment adviser. The investment adviser bases its recommendations on a number of factors, such as the fund’s investment objectives and policies, whether a company is considered a leader in its industry and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the fund are rated investment grade or better or determined by the fund’s investment adviser to be of equivalent quality.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Large-Cap Core Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objectives and/or strategies. Lipper Growth and Income Funds Index also includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objectives and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	2/21/1950	5.78%	2.20%	4.11%	11.53%
− After taxes on distributions		5.37	1.57	3.33	N/A
− After taxes on distributions and sale of fund shares		4.26	1.83	3.32	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	6.32%	2.26%	4.08%	5.40%
C	3/15/2001	10.31	2.56	N/A	4.00
F-1	3/15/2001	12.18	3.38	N/A	4.81
F-2	8/5/2008	12.42	N/A	N/A	3.21
529-A	2/19/2002	5.68	2.11	N/A	4.17
529-B	2/19/2002	6.21	2.14	N/A	4.07
529-C	2/20/2002	10.25	2.50	N/A	3.88
529-E	3/7/2002	11.79	3.02	N/A	3.76
529-F-1	9/17/2002	12.34	3.54	N/A	6.76
R-1	6/11/2002	11.29	2.55	N/A	4.05
R-2	5/31/2002	11.26	2.51	N/A	3.60
R-3	6/6/2002	11.82	3.03	N/A	4.44
R-4	6/27/2002	12.16	3.34	N/A	5.13
R-5	5/15/2002	12.45	3.64	N/A	4.57
R-6	5/1/2009	12.55	N/A	N/A	23.78

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%	11.08%
Lipper Large-Cap Core Funds Index (reflects no deductions for sales charges, account fees or taxes)	12.77	1.91	0.76	N/A
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or taxes)	14.22	2.11	2.51	N/A
Class A annualized 30-day yield at October 31, 2011: 2.49% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

 Management
Investment adviser Capital Research and Management Company

Portfolio counselors The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Joyce E. Gordon Vice Chairman of the Board	6 years	Senior Vice President – Capital Research Global Investors
William L. Robbins Executive Vice President	4 years	Senior Vice President – Capital Research Global Investors
James B. Lovelace Senior Vice President	6 years	Senior Vice President – Capital Research Global Investors
James Terrile Vice President	6 years	Senior Vice President – Capital Research Global Investors
Dylan J. Yolles	5 years	Senior Vice President – Capital Research Global Investors

 Purchase and sale of fund shares
The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish, or add to, an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information
Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred.

 Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-903-0412/0412P Litho in USA CGD/UNL/8004	Investment Company File No. 811-00572

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	VINCENT P. CORTI
VINCENT P. CORTI
SECRETARY

[logo - American Funds®]

American Mutual Fund®
Prospectus Supplement

April 1, 2012
(for summary prospectus dated January 1, 2012)

The language under the heading “Portfolio counselors” in the “Management” section of the summary prospectus is amended in its entirety to read as follows:

Portfolio counselors The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Joyce E. Gordon Vice Chairman of the Board	6 years	Senior Vice President – Capital Research Global Investors
William L. Robbins Executive Vice President	4 years	Senior Vice President – Capital Research Global Investors
James B. Lovelace Senior Vice President	6 years	Senior Vice President – Capital Research Global Investors
James Terrile Vice President	6 years	Senior Vice President – Capital Research Global Investors
Dylan J. Yolles	5 years	Senior Vice President – Capital Research Global Investors

Keep this supplement with your summary prospectus

MFGESL-903-0312M  Litho in USA  CGD/CG/10039-S31902     00082473